COLLATERALIZED TRANSACTIONS (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Collateralized Transaction [Abstract]
Margin loan extended to margin clients	[1]	$ 12,716,345	$ 4,364,851
Total value of securities held by margin clients		171,210,761	133,458,270
Margin loan received from financial institutions	[2]	11,504,379	7,234,684
Total value of securities repledged to financial institutions		17,120,792	10,179,699
Wealth Guardian Investment Limited [Member]
Collateralized Transaction [Abstract]
Client payables		40,745	1,417,153
Wealth Guardian Investment Limited [Member] | Margin Loan [Member]
Collateralized Transaction [Abstract]
Margin loan receivables		0	3,500,000
Client payables		$ 0	$ 200,000

[1]	The amount includes margin loan receivables from WGI totaling nil million and $3.5 million, net of client payables to WGI amounting to nil and $0.2 million, as of September 30, 2025 and March 31, 2025, respectively.
[2]	Recorded in Payable to Brokers and Clearing Organizations.